Stockholders' Equity and Regulatory Capital (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure Text Block [Abstract]
Schedule of regulatory capitals
			Minimum Requirement
			For Capital
	Actual		Adequacy Purposes
	Amount	Ratio	Amount	Ratio
(Dollars in thousands)
Risk-based capital:
Common Equity Tier 1 capital ratio	$50,962	27.6%	$8,305	4.5%
Tier 1 (core) capital ratio	$50,962	27.6	$11,073	6.0
Total capital ratio	$50,962	27.6	$14,764	8.0

Leverage capital:
Tier 1 leverage capital to average assets	$50,962	15.4	$13,220	4.0
			Minimum Requirement
			For Capital
	Actual		Adequacy Purposes
	Amount	Ratio	Amount	Ratio
(Dollars in thousands)
Community Bank Leverage Ratio:
First Federal Savings and Loan Association of Hazard	$18,256	21.9%	$3,740	8.0%
First Federal Savings Bank of Kentucky	$29,898	12.1	$15,153	8.0

Schedule of minimum capital ratios
					Minimum
	As of June 30, 2019				Requirement
			Minimum		To be “Well-
			Requirement		Capitalized” Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(Dollars in thousands)
Risk-based capital:
Common Equity Tier 1 capital ratio
Kentucky First Federal	$51,767	26.8%	$8,685	4.5%	N/A	N/A
First Federal of Hazard	18,275	38.5	2,139	4.5	$3,090	6.5%
First Federal of Kentucky	29,659	20.4	6,543	4.5	9,451	6.5

Tier 1 (core) capital ratio
Kentucky First Federal	51,767	26.8	11,581	6.0	N/A	N/A
First Federal of Hazard	18,275	38.5	2,852	6.0	3,803	8.0
First Federal of Kentucky	29,659	20.4	8,724	6.0	11,632	8.0

Total capital ratio
Kentucky First Federal	53,223	27.5	15,441	8.0	N/A	N/A
First Federal of Hazard	18,816	39.6	3,803	8.0	4,753	10.0
First Federal of Kentucky	30,574	21.0	11,632	8.0	14,540	10.0

Leverage capital:
Tier 1 leverage capital to average assets
Kentucky First Federal	51,767	16.7	12,424	4.0	N/A	N/A
First Federal of Hazard	18,275	22.3	3,285	4.0	4,106	5.0
First Federal of Kentucky	29,659	12.9	9,175	4.0	11,469	5.0